PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT [Abstract]
Schedule of Property and Equipment
	December 31,
	2 0 1 2	2 0 1 1
	(in thousands)
Cost:
Computers and equipment	$19	$19
Furniture and fixtures	3	3
Vehicles	-	143
	$22	$165
Accumulated depreciation and amortization:
Computers and equipment	$14	$11
Furniture and fixtures	3	3
Vehicles	-	84
	$17	$98
Property and equipment, net	$5	$67